CONFIDENTIAL TREATMENT REQUESTED BY FOX FACTORY HOLDING CORP.

1(714) 668-6264

stephencooke@paulhastings.com

FOX FACTORY HOLDING CORP. HAS REQUESTED CONFIDENTIAL TREATMENT OF THE REDACTED PORTIONS OF THIS LETTER UNDER RULE 83 OF THE SEC’S RULES OF PRACTICE AND THE COMPANY DELIVERED A COMPLETE UNREDACTED COPY OF THE LETTER TO ITS EXAMINER AT THE DIVISION OF CORPORATION FINANCE.

77210.00005

June 18, 2013

VIA EDGAR AND OVERNIGHT DELIVERY

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention:	Justin Dobbie, Esq.
Ryan Adams, Esq.
Amy Geddes
Margery Reich

Re:	Fox Factory Holding Corp.
Draft Registration Statement on Form S-1
Submitted May 13, 2013
File No. 377-00186

Ladies and Gentlemen:

On behalf of Fox Factory Holding Corp. (the “Company”), we submit this letter in response to comments from the staff of the Securities and Exchange Commission received by letter dated June 7, 2013, relating to the Company’s draft Registration Statement on Form S-1 (File No. 77-00186) confidentially-submitted to the Commission via EDGAR on May 13, 2013. On behalf of the Company, we confirm to you that as of the date of this letter the Company continues to be an emerging growth company, as defined in Section 2(a)(19) of the Securities Act of 1933, as amended (the “Securities Act”).

The Company is concurrently confidentially submitting via EDGAR submission No. 2 of its draft Registration Statement on Form S-1 pursuant to the Jump Start Our Business Startups Act of 2012 (which submission is referred to herein as the “Revised DRS”). For the convenience of the staff, we are providing by overnight delivery a courtesy package that includes a copy of this letter and a copy of the Revised DRS marked to show the changes from the Company’s draft Registration Statement on Form S-1 submitted confidentially on May 13, 2013.

In this letter we have recited the comments from the staff in italicized, bold type and have followed each comment with the Company’s response thereto. As noted herein, the Company has requested confidential treatment of the redacted portions of this letter under Rule 83 of the SEC’s Rules of Practice. The Company has delivered a complete unredacted copy of this letter to its examiner at the Division of Corporation Finance.

FFHC - 1

CONFIDENTIAL TREATMENT REQUESTED

BY FOX FACTORY HOLDING CORP.

U.S. Securities and Exchange Commission

June 18, 2013

General

1.	Prior to printing and distribution of the preliminary prospectus, please provide us with mock-ups of any pages that include any pictures or graphics to be presented. Accompanying captions, if any, should also be provided.

The Company confirms that prior to printing and distribution of the preliminary prospectus it will provide the staff with mock-ups of any pages that include pictures or graphics. In addition, accompanying captions, if any, will be provided.

2.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company confirms that it will supplementally provide the staff with copies of all written communications, if any, that the Company or anyone authorized on the Company’s behalf, present to potential investors in reliance of Section 5(d) of the Securities Act. The Company also confirms that it will supplementally provide the staff with copies of research reports that it knows of which are published or distributed in reliance on Section 2(a)(3) of the Securities Act, if any.

3.	Please update your financial statements in accordance with Rule 3-12 of Regulation S-X.

The Revised DRS contains updated financial statements in accordance with Rule 3-12 of Regulation S-X.

Prospectus summary, page 1

General

4.	We note that your summary, in large part, repeats substantial portions of identical information contained in your business section. The summary should be brief and should not merely repeat the text of the prospectus. Please revise the summary to identify those aspects of the offering that are the most significant. Refer to Item 503(a) of Regulation S-K.

The Company has made numerous changes to both the summary and business sections of the prospectus contained in the Revised DRS. As revised, the Company believes that the summary provides an overview of the key aspects of the Company’s business and does not contain all of the detailed information in the prospectus.

FFHC - 2

CONFIDENTIAL TREATMENT REQUESTED

BY FOX FACTORY HOLDING CORP.

U.S. Securities and Exchange Commission

June 18, 2013

Our company, page 1

5.	We note your statement that you are a “leading designer, manufacturer and marketer” of suspension products. Please revise here and throughout your prospectus to state such assertions as beliefs of management, or provide a basis for any assertion that you are a, or the, leading company in your industry. Please disclose how you are measuring your market position and the source of the data supporting this assertion. Please also revise to clarify, quantitatively, what is meant by “premium price points.”

The Company has revised the disclosure found on pages 1, 50 and 78 of the Revised DRS in response to this comment. The Company advises the staff that it believes that it is “a” leading” designer, manufacturer and marketer of suspension products with respect to mountain bikes and the powered vehicles mentioned in the first sentence. In addition, the Company has included in the Revised DRS a definition of what it means by the phrase “premium prices” in response to this comment. For example, please see page 1 of the Revised DRS.

6.	Please revise here and throughout the prospectus to state as a belief that you offer products with “innovative design, performance, durability and reliability” or provide a basis for these statements. Please also clarify what you mean by “technologically advanced products designed to perform under diverse and extreme conditions.”

The Company has revised the prospectus contained in the Revised DRS to indicate that it is the Company’s belief that it offers products with innovative design, performance, durability and reliability. The Company has revised the phrase mentioned in the last sentence of this comment in response to this comment. Pease see pages 1 and 78 of the Revised DRS.

7.	Please provide the basis for your belief that the success of professional athletes who use your products positively influences the purchasing habits of “enthusiasts and other consumers seeking high-performance products” and that your strategic focus influences “aspiring and enthusiast consumers.” Additionally, please define “high-performance” as it is used here and throughout the prospectus.

The Company advises the staff that it believes successful professional athletes who use the Company’s products positively influence the purchasing decisions of enthusiasts and other consumers who are interested in the Company’s products in the same way successful professional golfers who may be seen in the media using particular high-end golf clubs can influence the purchasing decisions of avid or amateur golfers. Moreover, the Company notes that its competitors also sponsor professional athletes in an attempt to influence the purchasing decisions of consumers in a similar manner.

The Company also believes that aspiring and enthusiast consumers of its products seek to emulate the performance of professional and other elite athletes in their particular sports and activities in the same way that an enthusiastic amateur tennis player can be

FFHC - 3

CONFIDENTIAL TREATMENT REQUESTED

BY FOX FACTORY HOLDING CORP.

U.S. Securities and Exchange Commission

June 18, 2013

inspired by watching the performance of elite professional tennis players and who in turn may be motivated to purchase high-performance tennis rackets. Furthermore, the Company has clarified the language found on pages 1 and 78 in the Revised DRS in response to this comment.

With respect to the last sentence of this comment, the Company has provided a clarification as to the use of the phrase “high-performance.” Please see page 1 of the Revised DRS.

8.	We note your statement on page 2 that you “introduce new and innovative products that improve vehicle performance and enhance brand loyalty.” Please revise to substantiate this statement, and explain how you measure brand loyalty. Please also substantiate or remove the reference to “loyal . . . and enthusiastic consumers” in the second paragraph on page 1 and elsewhere in the prospectus.

The Company has revised this statement in response to this comment to indicate that it is the Company’s belief that it introduces products that are innovative, improve vehicle performance and enhance brand loyalty. The Company has also revised the Revised DRS to provide substantiation for its references to brand loyalty. For example, please see the disclosure under the caption “Premium brand with strong brand loyalty” found on page the 3 of the Revised DRS.

The Company has removed references to “loyal and enthusiastic consumers” from the Revised DRS in response to this comment.

9.	Please revise on page 2 and throughout the prospectus to remove the subjective descriptions of your customers and employees as “passionate” and other similar terms.

In response to this comment the Company has revised the prospectus contained in the Revised DRS to remove the description of its customers and employees as passionate.

Market opportunity, page 2

10.	Please revise to explain what you mean by “large and attractive markets for performance bicycles and powered vehicles.”

The Company has deleted the adjective “attractive” from the description of the markets in response to this comment. The Company does believe that its markets are large and global. As support, the Company has provided additional information as to its markets on page 79 of the Revised DRS. Please see pages 2 and 79 of the Revised DRS.

11.	Please revise to define what is meant by “high-end” here and throughout the prospectus. Please also revise to state as a belief that your “consumers have demonstrated a preference for well-designed” equipment, or alternatively, define “well-designed” and provide a basis for this statement.

FFHC - 4

CONFIDENTIAL TREATMENT REQUESTED

BY FOX FACTORY HOLDING CORP.

U.S. Securities and Exchange Commission

June 18, 2013

The Company has defined the phrase “high-end” on page 2 and page 78 of the Revised DRS in response to this comment. The Company now states as its belief that consumers have demonstrated a preference for well-designed equipment in the Revised DRS. Please see page 2 of the Revised DRS.

12.	We note your statement in the second to last bullet point on page 2 that you believe you are well positioned for growth due to “a resilient consumer base . . .. driven by higher household incomes and a greater propensity to purchase high-end products.” Please provide a basis for this belief, and reconcile it with your disclosure in the second risk factor on page 18 that some economies are “still struggling with recession” and consumers may not have the discretionary income to spend on your products.

The Company has deleted this bullet from the Revised DRS in response to this comment.

13.	Please also explain what is meant in the last bullet point on page 2 and throughout the prospectus by the term “premium.” Please also provide a basis for your belief that you have a premium brand.

The Company has deleted the term “premium” from the fourth bullet which is now found on page 2 of the Revised DRS in response to this comment. The Company notes that it states as its belief that it has established a premium brand and has provided the basis for this belief on page 3 of the Revised DRS.

14.	Please revise here and throughout your prospectus to provide quantifiable support and the sources, if applicable, for your assertions regarding the growth of your segments and other trends that you anticipate will positively influence your business. Please also balance the disclosure in this section with a brief discussion of the factors that may negatively affect your business, including your outstanding indebtedness and that your expectations for growth in your respective industries may not materialize.

The Company believes that its statements regarding its growth prospects are appropriately disclosed as the Company’s belief. While the Company does not believe adding additional quantification about possible future growth of its categories would be appropriate, it notes for the staff its strong growth in sales and profits over the last five years and believes that such growth may be considered indicative as support for the Company’s belief about its prospects.

The Company has moved forward in the “Summary” contained in the Revised DRS the disclosure about the various risks related to its business. This disclosure now appears immediately after the discussion of the Company’s strategy. Please see page 6 of the Revised DRS. The Company advises the staff that it believes that the net proceeds that it is expected to receive from the offering will allow the Company to substantially reduce its indebtedness. As a result, the Company does not believe that it is appropriate to specially note its outstanding indebtedness in the disclosures about its risk factors in the “Summary” section of the prospectus.

FFHC - 5

CONFIDENTIAL TREATMENT REQUESTED

BY FOX FACTORY HOLDING CORP.

U.S. Securities and Exchange Commission

June 18, 2013

Our competitive strengths, page 3

15.	Please revise to substantiate the statement on page 4 that you have “extensive experience,” and on page 5 that you have a “proven senior management team” and “highly-skilled and motivated employees.” Please also clarify what is meant by “deep-rooted culture” on page 5.

The Company has deleted the adjective “extensive” which was used to modify the word “experience” on page 3 of the Revised DRS and elsewhere in the Revised DRS where the phrase previously appeared. The Company has made revisions to the disclosures on page 5 regarding its management team and employees in response to this comment and notes that the phrase “deep-rooted culture” no longer appears in the Revised DRS.

Our strategy, page 5

16.	Please revise to substantiate or state as a belief of management, here and throughout the prospectus, that “high-performance and control are important to a large portion of our consumer base” and that you have a “reputation as a leader in ride dynamics,” and “strong global brand recognition.”

The Company has revised these statements throughout the Revised DRS to indicate that these statements reflect the Company’s belief. For example, please see page 5 of the Revised DRS.

17.	You state that you intend to develop products for end-markets in which you do not currently participate. Please identify the markets you intend to penetrate.

The Company has identified potential markets in response to this comment and has made other clarifications in response to this comment. Please see page 5 and page 83 of the Revised DRS.

18.	You also state that you intend to increase infrastructure investments and focus on identified geographic regions. Please identify the regions on which you intend to focus. We note that China is the only market specified in this section.

The Company has revised its disclosure so that it now identifies the geographic areas of greatest interest in response to this comment. Please see page 6 and page 83 of the Revised DRS.

Recapitalization, page 8

19.	We note your statement that you recently “increased the revolver commitment under that facility by $2.0 million.” Please revise to disclose the total of the revolver commitment here and in the Management’s discussion and analysis section on pages 50 and 62.

FFHC - 6

CONFIDENTIAL TREATMENT REQUESTED

BY FOX FACTORY HOLDING CORP.

U.S. Securities and Exchange Commission

June 18, 2013

The Company has revised the disclosures in the Revised DRS to indicate the total amount of the revolver under its Existing Credit Facility in response to this comment. Please see pages 9, 51 and 111 of the Revised DRS. In addition, the Company has revised the disclosure about its Existing Credit Facility found on page 67 to indicate the total amount of revolver commitment.

Summary consolidated financial data, page 13

20.	We note from your disclosure on page 8 that, as part of the recapitalization, you paid a $67 million dividend to shareholders in June 2012. Your attention is invited to SAB Topic 1-B-3. Please note that a dividend declared in the latest year would be deemed to be in contemplation of the offering with the intention of repayment out of offering proceeds to the extent that the dividend exceeded earnings during the previous twelve months. As such, it appears this dividend was declared in contemplation of the offering. Please revise your presentation, here and in Selected Consolidated Financial Data on page 47, to present pro forma EPS giving effect to the number of shares whose proceeds would be necessary to pay this dividend to the extent the dividend is in excess of current year’s earnings.

The Company advises the staff that the one-time cash dividend made on June 18, 2012 of $67.0 million paid by the Company to its stockholders was funded through term loan borrowings of $60.0 million and an increase to the revolving loan commitment of $2.0 million, which are reflected on the consolidated balance sheet as of December 31, 2012. As of March 31, 2013, the dividend to shareholders in excess of the prior twelve months of earnings was $51.9 million ($67.0 million - $15.1 million) and the number of shares of common stock outstanding as of the date of the dividend was approximately 720,000.

Although the Company did not contemplate an offering at the time of the dividend, the Company has considered the guidance pursuant to SAB Topic 1-B-3 and has included a placeholder for supplemental pro forma earnings per share calculations throughout the Revised DRS. Please see pages 13, 48, and F-4. The Company will calculate the supplemental pro forma earnings per share once the number of shares proposed to be sold in the offering and the proposed price range is determined and prior to distribution of the preliminary prospectus.

21.	Reference is made to Footnote (3) of your reconciliation of net income to Adjusted EBITDA on page 16. We note that your management agreement will terminate upon consummation of the offering. Please disclose whether or not you are required to pay a fee of any kind in connection with the termination of the agreement. Quantify any such fee, if applicable.

The Company notes that a separate fee is not required to be paid when the management services agreement is terminated upon the consummation of the offering. The Company has clarified the disclosures in this footnote and elsewhere in the Revised DRS in response to this comment.

FFHC - 7

CONFIDENTIAL TREATMENT REQUESTED

BY FOX FACTORY HOLDING CORP.

U.S. Securities and Exchange Commission

June 18, 2013

Risk factors, page 17

22.	We note your statement in the first paragraph that “[t]he risks and uncertainties described below may not be the only ones we face.” Please revise to clarify that you have disclosed all known material risks.

The Company has deleted this sentence from the Revised DRS in response to this comment. Please see page 17 of the Revised DRS.

23.	Please revise to include a risk factor discussing your move to production facilities in Taiwan and certain risks related thereto that are not already addressed in your current risk factor disclosures. Specifically, please address the potential negative effect that this move could have on your brand image and customer loyalty. For example, it is possible that some customers will be unwilling to purchase products that are manufactured overseas.

The Company has added a new risk factor which is found on page 31 of the Revised DRS in response to this comment.

Our corporate culture is important to us, page 21

24.	Please revise to provide additional detail regarding why you think your corporate culture could disappear. To the extent material to an understanding of your business, please also disclose in greater detail the values of your corporate culture in the business section.

The Company has deleted from the Revised DRS the risk factor regarding its corporate culture mentioned in this comment. The Company does not believe additional disclosure concerning its corporate culture is necessary in the business section of the Revised DRS.

Use of proceeds, page 41

25.	We note your statement that you intend to use the proceeds of this offering to repay “a majority of the then outstanding indebtedness under our Existing Credit Facility.” Please revise to disclose the amount of outstanding indebtedness under your Existing Credit Facility. Please also disclose that your Existing Credit Facility is with your Sponsor, who will therefore receive the proceeds of the offering.

The Company has revised the disclosure found on page 41 of the Revised DRS in response to this comment.

26.	The first sentence of the third paragraph of this section implies that you intend to use all of the net proceeds of this offering to repay outstanding indebtedness. The last sentence of that paragraph, however, implies that not all proceeds will be used to repay outstanding indebtedness. Please reconcile the inconsistency.

FFHC - 8

CONFIDENTIAL TREATMENT REQUESTED

BY FOX FACTORY HOLDING CORP.

U.S. Securities and Exchange Commission

June 18, 2013

The Company has revised the disclosure found on page 41 and elsewhere in the Revised DRS in response to this comment.

27.	Based on your disclosure on page 62, it appears that you intend to repay any remaining balance under the Existing Credit Facility with proceeds from the New Credit Facility. If this additional repayment amount is material, please revise this section in accordance with Instruction 3 to Item 504 of Regulation S-K.

The Company advises the staff that it currently believes that only a small portion of the indebtedness then outstanding under its Existing Credit Facility, if any, will remain unpaid from the net proceeds it receives from the offering. Furthermore, the Company has clarified the disclosures found on page 41 of the Revised DRS and elsewhere in the Revised DRS in this regard in response to this comment.

Selected consolidated financial data, page 47

28.	Please expand to also disclose cash dividends declared per common share, as contemplated by Item 2 to the Instructions to Item 301 of Regulation S-X.

The Company’s selected consolidated financial data found on page 48 of the Revised DRS has been revised in response to this comment.

Management’s discussion and analysis of financial condition and results of operations, page 49

Results of operations, page 56

29.	Please tell us why you have included the loss on disposal of assets as a non-operating item.

The Company considers gains and losses to be classified as operating or non-operating depending on their relation to major ongoing or central operations of the Company. The Company advises the staff that the gains and losses from the disposal of non-operating assets during the periods presented (including leasehold improvements discontinued in 2012 related to the move of its corporate headquarters) were not considered to be related to the central or ongoing operations of the Company and were accordingly classified as a component of other income (expense), net. The Company will continue to evaluate future disposals in order to properly classify such expenses as within operating or non-operating expenses.

Sales, page 57

30.	Please tell us, with a view towards revised disclosure, if the change in sales from period to period was impacted by any material changes in either your mountain bike or powered vehicle product sales.

In response to this comment the Company has revised the disclosures found on pages 58, 60 and 61 of the Revised DRS.

FFHC - 9

CONFIDENTIAL TREATMENT REQUESTED

BY FOX FACTORY HOLDING CORP.

U.S. Securities and Exchange Commission

June 18, 2013

Liquidity and capital resources, page 60

31.	We note your disclosure on page 62 under the heading “Net cash used in investing activities,” that in 2012 you acquired “an intangible asset of $0.8 million.” Please tell us, with a view towards revised disclosure, what you acquired in this transaction.

The Company has revised the disclosure found on page 67 of the Revised DRS regarding this intangible asset acquisition in response to this comment.

Business, page 73

Overview, page 73

Our company, page 73

32.	Please revise to explain how your products “enhance ride dynamics” by improving performance and control.

The Company defines ride dynamics as the interplay between the rider, the vehicle and the terrain. Furthermore, the Company has added disclosure to the Revised DRS to indicate that its products provide users with improved control and a smoother ride while riding over rough terrain in varied environments. In this way, the Company believes its products help improve performance and control.

Please see the revised the disclosures found on pages 1 and 78 of the Revised DRS.

33.	Please revise to substantiate the statement that in the aftermarket “consumers seeking high-performance select our suspension products….”

The Company has deleted this phrase throughout the Revised DRS in response to this comment.

Our competitive strengths, page 75

34.	Please revise to explain what you mean by “diverse end-markets.”

The Company has deleted the phrase “diverse end-markets” and replaced it with the phrase “multiple consumer markets,” which it believes to be more easily understood. See pages 3 and 80 of the Revised DRS.

Our products, page 78

35.	We note the chart of selected products on page 79. Please tell us if these products and their price ranges are representative of your products more generally. If so, please explain why. Otherwise, please be sure to provide enough information about the products you sell for investors to understand the nature of your business and operations.

FFHC - 10

CONFIDENTIAL TREATMENT REQUESTED

BY FOX FACTORY HOLDING CORP.

U.S. Securities and Exchange Commission

June 18, 2013

The Company advises the staff that it believes that the selected products depicted in the chart on page 85 of the Revised DRS are representative of its products generally. Moreover, in response to this comment the Company has clarified the chart to indicate that the retail prices are for the specific products depicted in the chart.

Intellectual Property, page 80

36.	We note the reference in the third full paragraph on page 81 to certain “licensing agreements.” However, you do not appear to include any details regarding the nature of these agreements, including the terms of any material agreements. Please revise accordingly.

The disclosures referred to above provide a description of the Company’s use of licensing arrangements in order to give investors a general understanding of one of the ways that the Company seeks opportunities. To the extent the Company determines that a license is material to the Company and its business, the Company will provide a description of the material terms of such license. In this regard, the Company notes that it has deleted the prior disclosure about a trademark co-existence agreement as the Company has determined, based on further analysis, that such agreement is not material to the Company and the Company does not believe that it is necessary to specifically disclose the agreement.

Customers, page 81

37.	We note your disclosure of international sales figures on page 82. Please revise to include domestic sales both quantitatively and as a percentage of total sales.

The Company has revised the disclosures found on pages 50 and 87 of the Revised DRS in response to this comment.

Suppliers, page 83

38.	To the extent material to an understanding of your transition of the majority of your mountain bike products manufacturing operations to Taiwan, please include an expanded discussion concerning the geographic sources of your suppliers and supplies.

The Company has added disclosure to the Revised DRS that it expects to utilize suppliers closer to its facility in Taiwan in connection with the transition of a majority of its mountain bike manufacturing to Taiwan. Please see page 90 of the Revised DRS. The Company has also added language to the risk factor found on page 31 of the Revised DRS about the potential risks of transitioning some of its suppliers.

FFHC - 11

CONFIDENTIAL TREATMENT REQUESTED

BY FOX FACTORY HOLDING CORP.

U.S. Securities and Exchange Commission

June 18, 2013

39.	We note the risk factor disclosure on page 31 in which you reference your single-source suppliers. Please revise this section to identify the materials used in your products that come from single-source suppliers. To the extent the loss of any of these single-source suppliers may have a material impact on your operations, please identify those particular suppliers.

The Company notes that it distinguishes between “single-source” and “sole source” suppliers. As indicated in the disclosure found on page 88 of the Revised DRS, the Company believes that most of its raw materials (including those that are “single-sourced”) are available from many suppliers. As a result, the Company does not believe that it should be necessary to identify the materials that it obtains from “single-source” suppliers or to identify those particular suppliers.

In comparison with its single-source suppliers, the Company’s “sole source” supplier supplies a product that is not obtainable from other suppliers. The Company notes in this regard the disclosures about its agreement with Miyaki found on pages 31 and 89 of the Revised DRS.

40.	Please revise to discuss the material terms of your agreement with Miyaki.

The Company has revised the disclosure found on page 89 of the Revised DRS in response to this comment.

Manufacturing and backlog, page 84

41.	We note your disclosure that you plan on moving bike manufacturing to your facility in Taiwan. Please revise to explain how you will maintain your current production levels, as it appears that your Taiwan facility is much smaller than your California facilities.

The Company advises the staff that the Company’s Watsonville facility is significantly larger than its Taiwan facility because the Company currently manufactures products for both mountain bikes and powered vehicles at this facility. In addition, the Watsonville facility also supports non-manufacturing operations, including purchasing, maintaining bike inventory for the US aftermarket, and maintaining inventory for the Company’s powered vehicles products. In comparison, the Company currently intends to only manufacture products for mountain bikes at its new facility in Taiwan and not products for powered vehicles. The Company also advises the staff that it expects that its new Taiwan facility will carry less inventory than its Watsonville facility due to a shortened supply chain. As a result, the Company believes that its Taiwan facility is of sufficient size to accommodate its mountain bike related manufacturing needs and no revision to its disclosure is necessary in response to this comment.

42.	We note your disclosure on page 85 that many OEMs are in Taiwan. Please revise to disclose the percentage of OEMs that you do business with that are located in Taiwan.

FFHC - 12

CONFIDENTIAL TREATMENT REQUESTED

BY FOX FACTORY HOLDING CORP.

U.S. Securities and Exchange Commission

June 18, 2013

The Company has provided additional disclosure in the Revised DRS regarding its sales to OEM mountain bike manufacturers located in Taiwan in response to this comment. Please see page 90 of the Revised DRS.

Competition, page 85

43.	Please provide a basis for the statement that you “believe customers consider our products to be among the highest-performing and most innovative products of their type, which helps justify our premium pricing.”

The Company has revised the disclosure which is now found on page 88 of the Revised DRS in response to this comment.

Equity-based incentive plans, page 98

44.	Reference is made to your 2013 Omnibus Plan on page 100. We note that the plan will become effective on the closing of this offering and that you have reserved shares for issuance under this plan. If you intend to make any awards in connection with the offering, please quantify and describe these awards in detail.

In response to this comment, the Company has revised the disclosure found on page 107 of the Revised DRS to indicate that it expects to grant restricted stock units to certain of its executive officers. The missing information in the disclosure about the actual number of shares underlying such awards will be completed prior to the distribution of the preliminary prospectus.

Certain relationships and related party transactions, page 104

Credit facility and dividends, page 105

45.	Please revise to disclose your dividend payment in greater detail, including how much was paid to whom.

The Company has revised the disclosure found on page 112 of the Revised DRS to provide greater detail about its dividend payment in response to this comment.

Loan, page 107

46.	We note from the disclosure here that, in April 2013, Mr. Boulton received a bonus of approximately $251,095, the net proceeds of which were used to repay Mr. Boulton’s outstanding loan of $150,000 plus interest of $380. We note, from the disclosure on page 96, that Mr. Boulton’s base salary was $250,000, and that his bonus was stated at 40-60% of base. Please tell us how you calculated Mr. Boulton’s bonus, whether it was granted under the 2012 employment agreement, the purpose of the $150,000 loan, and how the interest rate was determined. Please also tell us when the $140,000 cash bonus listed in the table on page 95 was paid. Finally, please tell us how and when the loan was requested and approved.

FFHC - 13

CONFIDENTIAL TREATMENT REQUESTED

BY FOX FACTORY HOLDING CORP.

U.S. Securities and Exchange Commission

June 18, 2013

The Company advises the staff that the bonus paid to Mr. Boulton which is disclosed on page 114 of the Revised DRS was not paid to him pursuant to his employment agreement. The amount of this bonus was calculated to provide Mr. Boulton with an amount of money, net of taxes, to repay his loan to the Company prior to the Company’s first submission of its DRS in May 2013. The Company also advises the staff that the loan was made to Mr. Boulton to [***]†. The Company also advises the staff that the loan was approved by the Board of Directors of Fox Factory, Inc. in June 2012 and that the interest rate on the loan was determined by reference to the rates used under the Internal Revenue Code for determining the minimum interest rates that can be charged for certain loans to avoid the IRS “imputing” interest on such loans.

As disclosed in footnote (2) to the summary compensation table on page 102 of the Revised DRS, the cash bonus paid to Mr. Boulton listed in that table was his performance bonus for the year ended December 31, 2012.

Description of capital stock, page 112

47.	We note your statement on page 113 that “[a]ll of the outstanding shares of our common stock are, and the shares of our common stock to be issued pursuant to this offering will be, fully paid and non-assessable.” As this is a legal conclusion, either attribute the statement to legal counsel or remove it.

This statement and the related heading have been removed from the Revised DRS in response to this comment.

Underwriting, page 124

48.	Please revise to disclose that the selling stockholders may be deemed underwriters in this offering.

The Company has revised the disclosure found of page 131 of the Revised DRS in response to this comment.

49.	Please state whether the shares allocated to the directed share program will be subject to lock-up agreements and, if so, briefly describe the lock-up agreements.

To the extent that the shares purchased in the directed share program are purchased by existing shareholders who have executed lockup agreements with the underwriters, then such shares will be subject to those lock-up agreements. The disclosure found on page 132 of the Revised DRS has been revised in this regard in response to this comment.

† The Company has requested confidential treatment of the redacted portions of this letter under Rule 83 of the SEC’s Rules of Practice and the Company delivered a complete unredacted copy of the letter to its examiner at the Division of Corporation Finance.

FFHC - 14

CONFIDENTIAL TREATMENT REQUESTED

BY FOX FACTORY HOLDING CORP.

U.S. Securities and Exchange Commission

June 18, 2013

Consolidated Financial Statements

Note 10 – Stock-Based Compensation, page F-19

50.	Reference is made to the third paragraph on page 2 of the redacted copy of your letter dated May 28, 2013. You state that the range of multiples was reduced to account for the lack of liquidity and marketability of the company since it is a private company. Please tell us more about the extent of the discount expressed in percentage terms.

The Company advises the staff that the range of multiples was reduced for lack of liquidity in the comparable public company analysis. In the comparable company analysis, multiples were reduced by [***]†% based on the scale of the Company’s operations as compared with the comparable company. Multiples were not reduced in the discounted cash flow analysis or the comparable acquisition analysis for lack of liquidity or marketability.

Note 11 – Earnings Per Share, page F-21

51.	Please revise your disclosure here to include the number of potentially dilutive shares excluded from the calculation of diluted earnings per share due to antidilution. Refer to the guidance in ASC 260-10-50-1(c). If none, so state.

The Company respectfully advises the staff that there were no potentially dilutive shares excluded from the calculation of diluted earnings per share due to antidilution for the years ended December 31, 2010, 2011 or 2012. In response to the Staff’s comment, the Company has revised the disclosures on page F-24 of the Revised DRS to clarify that there were no potentially dilutive shares excluded from the calculation of diluted earnings per share due to antidilution for any periods presented.

Note 14 – Segments, page F-24

52.	We note from disclosure elsewhere in your filing that you products fall into two “product categories,” mountain bikes and powered vehicles. It appears, from your narrative disclosures, that you do not consider these categories to be operating segments as defined in ASC 280-10-50-1. If true, please confirm. Alternatively, if you consider these categories to be operating segments, please provide us with your analysis supporting aggregation using the guidance in ASC 280-10-50-11. In support of your conclusions, please also provide us with copies of the summary reports reviewed by your chief operating decision maker.

† The Company has requested confidential treatment of the redacted portions of this letter under Rule 83 of the SEC’s Rules of Practice and the Company delivered a complete unredacted copy of the letter to its examiner at the Division of Corporation Finance.

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CONFIDENTIAL TREATMENT REQUESTED

BY FOX FACTORY HOLDING CORP.

U.S. Securities and Exchange Commission

June 18, 2013

The Company respectfully advises the staff that the Company’s Chief Executive Officer, who is considered to be the chief operating decision maker, does not separately assess performance of the mountain bike and powered vehicle product categories to make decisions about resources to be allocated to these product categories. As a result, the Company has determined that these two product categories do not qualify as operating segments for the Company. The Company further advises the staff that the mountain bike and powered vehicle products categories are similar in nature, utilize the same production processes and both are sold through OEMs, retail dealers and distributors.

Pursuant to the undersigned’s telephone discussion with Ms. Geddes, under a separate letter as confidential supplemental information, the Company will be confidentially submitting copies of recent summary reports provided to the Company’s chief operating decision maker in response to the last sentence in this comment. Pursuant to Rule 418(b) of the Rules and Regulations under the Securities Act, the Company requests that the staff return such confidential supplemental information upon completion of its review of such information. In addition, to the extent such information is not deemed to be supplemental information under Rule 418(b) and is not returned to the Company upon completion of its review, the Company is requesting confidential treatment for such supplemental information pursuant to Rule 83 of the SEC’s Rules of Practice.

Exhibits and Financial Statement Schedules, page II-3

53.	We note that you have not listed any material contracts to be filed pursuant to Item 601(b)(10) of Regulation S-K in your exhibit list. It appears, however, that you are required to file a number of material contracts. Please revise accordingly.

The exhibit index list has been revised in response to this comment. The Company will make future revisions to the exhibit index to the extent necessary.

*****

Please direct your questions or comments regarding the responses or the Revised DRS to the undersigned at (714) 668-6264 or to William J. Simpson of this office at (714) 668-6205.

Thank you for your assistance.

Very truly yours,

/s/ Stephen D. Cooke

Stephen D. Cooke

of PAUL HASTINGS LLP

SDC/jcs

cc (without enclosures):	Larry L. Enterline
Zvi Glasman
David Haugen, Esq.
Fox Factory Holding Corp.

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